Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Revenue [Abstract]
REVENUE
5.	REVENUE

Deferred Revenue (Contract Liabilities)

Deferred revenue represents consideration received in advance of satisfying performance obligations. The Company recognizes such amounts as revenue when the related obligations are satisfied.

The following table summarizes the deferred revenue activity during the three months ended March 31, 2026 and year ended December 31, 2025:

	Three Months Ended March 31, 2026	Year Ended December 31, 2025
Balance at the beginning of the year	$2,330,584	$1,666,580
Add: revenue deferred during the period	1,995,648	2,330,584
Less: Revenue recognized during the period	(2,329,158)	(1,666,580)
Balance at the end of the period	$1,997,074	$2,330,584

Current	$1,997,074	$2,330,584
Non-current	$-	$-

As of March 31, 2026 and December 31, 2025, the Company expects to realize substantially all the deferred revenue within 12 months and accordingly, these amounts are classified as current liabilities. There were no significant changes to contract terms, refund policies, or performance obligations during the periods presented. The Company did not have contract assets as of March 31, 2026 and December 31, 2025.

5.	REVENUE

Deferred Revenue (Contract Liabilities)

Deferred revenue consists of consideration received in advance of performance and recognizes them as revenue when the performance obligation is satisfied.

The following table summarizes the deferred revenue activity during the years ended December 31, 2025 (Successor) and 2024 (Successor):

	Successor
	Year Ended December 31, 2025	Year Ended December 31, 2024
Balance at the beginning of the year	$1,666,580	$1,389,000
Add: revenue deferred during the year	2,330,584	1,956,400
Less: Revenue recognized during the year	(1,666,580)	(1,678,820)
Balance at the end of the year	$2,330,584	$1,666,580

Current	$2,330,584	$1,666,580
Non-current	$-	$-

As of December 31, 2025 (Successor), the Company expects to realize substantially all the deferred revenue within 12 months and accordingly, these amounts are classified as current liabilities. There were no significant changes to contract terms, refund policies, or performance obligations during the periods presented. The Company did not have contract assets as of December 31, 2025 (Successor) and 2024 (Successor).